Summary of Significant Accounting Policies - Earnings per Common Share (Details)	Dec. 31, 2021	Jun. 03, 2019
Convertible Debt
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Stated interest rate	6.25%	6.25%